Consolidated Statements of Cash Flows (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net income	$ 218,320	$ 11,361	$ 191,719	$ 321,316	$ (1,465)
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Depreciation, depletion and amortization	239,643	21,216	469,230	27,696	5,724
Accretion of asset retirement obligation	630	100	663	215	97
Deferred taxes	112,468
Contribution for allocation of general and administrative expenses		32,978	131,950	93,845	30,071
Gain from sale of undeveloped oil and gas properties	(1,236,200)			(402,901)	(34,467)
Changes in operating assets and liabilities:
Accounts receivable - oil and gas sales	(399,177)	(1,818)	(429,242)	(2,621)	(4,967)
Prepaid expenses	(9,714)	164,971	(23,077)
Deposits			(25,000)
Accounts payable and accrued liabilities	242,899	23,368	64,691	50,986	11,252
Net cash provided by (used in) provided by operating activities	(831,131)	252,176	380,934	88,536	6,245
Cash flows from investing activities:
Additions to property and equipment	(252,425)
Additions to oil and gas properties	(2,918,128)	(251,627)	(3,718,303)	(526,642)	(68,771)
Proceeds from sale of undeveloped oil and gas properties	2,119,200			592,702	34,667
Prepaid drilling costs			219,495	(155,177)	(64,318)
Net cash used in investing activities	(1,051,353)	(251,627)	(3,498,808)	(89,117)	(98,422)
Cash flows from financing activities:
Cash advance from affiliate	300,000
Cash received in merger			5,183,417
Cash contribution from shareholder			40,000
Proceeds from shareholders loans				74,942	92,192
Repayment of shareholder loans				(61,386)
Net cash provided by financing activities	300,000		5,223,417	13,556	92,192
Net increase (decrease) in cash and cash equivalents	(1,582,484)	549	2,105,543	12,975	15
Cash and cash equivalents at beginning of period	2,118,533	12,990	12,990	15
Cash and cash equivalents at end of period	536,049	13,539	2,118,533	12,990	15
Non-cash investing and financing activities:
Addition to oil and gas properties through increase in accrued joint interest billings payable	10,196,948	171,373	3,692,167	1,087,987	62,077
Addition to oil and gas properties through increase in payable to Arabella Petroleum Company LLC		843,879
Addition to oil and gas properties through Increase in Notes payable to officer			1,764,474
Addition to oil and gas properties contributed by officer			3,009,832
Capitalized imputed interest expense contributed by sole member related to member loans			2,662	4,715	370
Increase in oil and gas properties through recognition of asset retirement obligation			$ 18,208	$ 2,638	$ 2,699